Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands					12 Months Ended
		Oct. 01, 2015	Mar. 01, 2015	Jul. 01, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Decrease (increase) in current assets:
Receivables from related party					$ (9,589)		$ 2,945		$ (6,318)
Prepaid expenses and other					95		(451)		(9)
Increase (decrease) in current liabilities:
Accounts payable					(631)		(4,778)		2,403
Accrued liabilities					636		896		158
Taxes other than income taxes					511		31		734
Deferred revenue from related party					5		39		85
Changes in current assets and current liabilities					(8,973)	[1]	(1,318)	[2]	(2,947)	[2]
Other Noncash Activities
Noncash capital contributions from Valero Energy Corporation					27,748
Cash Flows Related to Interest and Income Taxes Paid
Interest paid					5,367		899		602
Income taxes paid					441		74		493
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired					390,144	[1]	80,116	[2]	0	[2]
Cash consideration paid in excess of carrying value of assets acquired					576,076	[1]	73,884	[2]	0	[2]
Majority Shareholder [Member]
Receivables from related party:
Debt issuance costs owed to related party					0	[3]	0	[4]	1,071	[4]
Offering costs owed to related party					0	[3]	0	[4]	3,223	[4]
Amounts due from related party					0	[3]	0	[4]	(5,126)	[4]
Transfer (from) to Valero for:
Noncash transfers from Valero	[4]						(5,641)
Noncash transfers to Valero					6,806	[3]			252	[4]
Other Noncash Activities
Capital expenditures included in accounts payable					(5,496)	[3]	(786)	[4]	(761)	[4]
Reduction to property and equipment, net due to capital lease obligation modification					0	[3]	0	[4]	913	[4]
Noncash capital contributions from Valero Energy Corporation					27,748	[3]	0	[4]	0	[4]
Units issued to Valero Energy Corporation in connection with acquisitions					170,000	[3]	0	[4]	0	[4]
Majority Shareholder [Member] | Indemnification Receivable [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[4]								(85)
Noncash transfers to Valero					0	[3]	0	[4]
Majority Shareholder [Member] | Deferred Income Taxes [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero					(282)	[3]	(154)	[4]
Noncash transfers to Valero	[4]								0
Majority Shareholder [Member] | Property and Equipment [Member]
Transfer (from) to Valero for:
Noncash transfers to Valero					0	[3]	0	[4]	764	[4]
Majority Shareholder [Member] | Construction-in-progress [Member]
Transfer (from) to Valero for:
Noncash transfers from Valero	[4]						$ (5,487)		$ (427)
Noncash transfers to Valero	[3]				$ 7,088
Texas Crude Systems Business [Member] | Majority Shareholder [Member]
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired				$ 80,100
Cash consideration paid for assets acquired, total				154,000
Cash consideration paid in excess of carrying value of assets acquired				$ 73,900
Houston and St. Charles Terminal Services Business [Member] | Majority Shareholder [Member]
Other Noncash Activities
Units issued to Valero Energy Corporation in connection with acquisitions			$ 100,000
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired			296,100
Cash consideration paid for assets acquired, total			571,200
Cash consideration paid in excess of carrying value of assets acquired			$ 275,100
Corpus Christi Terminal Services Business [Member] | Majority Shareholder [Member]
Other Noncash Activities
Units issued to Valero Energy Corporation in connection with acquisitions		$ 70,000
Supplemental Cash Flow Elements (Textual)
Cash consideration paid attributed to the historical carrying value of assets acquired		94,000
Cash consideration paid for assets acquired, total		395,000
Cash consideration paid in excess of carrying value of assets acquired		$ 301,000

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.